Investments in affiliates and joint ventures - Narrative (Details) - CAD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2023	Dec. 31, 2023	Dec. 31, 2022
Variable Interest Entity [Line Items]
Cost of purchased equipment		$ 202,809	$ 111,499
Final cash distributions amount		19,330	12,760
Net cash outflow after offset		387	0
Contract asset, current		35,027	15,802
Revenue		957,220	769,539
Accounts receivable		97,855	83,811
Dene North Site Services Partnership
Variable Interest Entity [Line Items]
Cost of purchased equipment	$ 2,600
Final cash distributions amount	2,213
Net cash outflow after offset	$ 387
Nuna
Variable Interest Entity [Line Items]
Revenue		165,741	213,745
Nuna | Variable Consideration - Unpriced Contract Modifications
Variable Interest Entity [Line Items]
Contract asset, current		8,701	1,391
Mikisew North American Limited Partnership ("MNALP")
Variable Interest Entity [Line Items]
Revenue		395,040	330,259
Accounts receivable		61,111	66,680
Equity Method Investee
Variable Interest Entity [Line Items]
Contract asset, current		12,019	0
Revenue		773,512	666,069
Accounts receivable		$ 41,157	$ 65,294